Expense Example {- Fidelity Advisor® Capital Development Fund} - 09.30 Fidelity Advisor Capital Development Fund-AMCI PRO-11 - Fidelity Advisor® Capital Development Fund	Nov. 29, 2021 USD ($)
Fidelity Advisor Capital Development Fund-Destiny Class A
Expense Example:
1 year	$ 657
3 years	831
5 years	1,019
10 years	1,564
Fidelity Advisor Capital Development Fund-Class M
Expense Example:
1 year	481
3 years	757
5 years	1,053
10 years	1,895
Fidelity Advisor Capital Development Fund-Class C
Expense Example:
1 year	283
3 years	566
5 years	975
10 years	1,866
Fidelity Advisor Capital Development Fund-Class I
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	$ 883